DBX ETF Trust | 1
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.9%
Communication Services
— 3.3%
Beijing Enlight Media Co. Ltd.,
Class A
33,600 33,749
Bluefocus Intelligent
Communications Group Co.
Ltd., Class A
57,500 43,397
China Film Co. Ltd., Class A
17,100 23,978
China Science Publishing &
Media Ltd., Class A
3,700 8,920
China South Publishing & Media
Group Co. Ltd., Class A
16,700 29,778
Chinese Universe Publishing and
Media Group Co. Ltd., Class A
15,189 29,526
G-bits Network Technology
Xiamen Co. Ltd., Class A
973 26,546
Giant Network Group Co. Ltd.,
Class A
32,600 43,919
Jiangsu Broadcasting Cable
Information Network Corp.
Ltd., Class A
64,100 25,409
Jiangsu Phoenix Publishing &
Media Corp. Ltd., Class A
18,500 27,742
Kingnet Network Co. Ltd., Class
A
50,400 65,979
Oriental Pearl Group Co. Ltd.,
Class A
45,900 40,598
People.cn Co. Ltd., Class A
12,800 31,780
Perfect World Co. Ltd., Class A
31,900 34,201
Shandong Publishing & Media
Co. Ltd., Class A
13,400 22,438
Talkweb Information System Co.
Ltd., Class A *
23,400 39,150
Wanda Film Holding Co. Ltd.,
Class A *
34,700 48,069
Wasu Media Holding Co. Ltd.,
Class A
20,200 17,924
(Cost $728,936)
593,103
Consumer Discretionary
— 8.9%
AIMA Technology Group Co.
Ltd., Class A
5,700 23,665
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
40,800 115,745
Anhui Zhongding Sealing Parts
Co. Ltd., Class A
20,100 31,956
Beijing Roborock Technology Co.
Ltd., Class A
2,858 91,278
Beiqi Foton Motor Co. Ltd., Class
A *
115,900 37,768
Bethel Automotive Safety
Systems Co. Ltd., Class A
10,080 52,897
BTG Hotels Group Co. Ltd.,
Class A
15,245 25,313
China Automotive Engineering
Research Institute Co. Ltd.,
Class A
9,600 22,305
Number
of Shares Value $
Chow Tai Seng Jewellery Co.
Ltd., Class A
10,800 16,576
Easyhome New Retail Group Co.
Ltd., Class A
43,700 15,905
Ecovacs Robotics Co. Ltd., Class
A
5,200 29,467
Hangzhou Great Star Industrial
Co. Ltd., Class A
16,753 63,195
Hangzhou Robam Appliances
Co. Ltd., Class A
11,400 29,800
Hisense Home Appliances Group
Co. Ltd., Class A
10,500 35,994
Hisense Visual Technology Co.
Ltd., Class A
16,800 37,089
HLA Group Corp. Ltd., Class A
55,000 46,165
Jason Furniture Hangzhou Co.
Ltd., Class A
11,500 39,032
Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
7,900 42,338
Keboda Technology Co. Ltd.,
Class A
2,100 13,251
Lao Feng Xiang Co. Ltd., Class A
2,900 21,253
Ninebot Ltd.
11,508 72,567
Ningbo Joyson Electronic Corp.,
Class A
23,720 47,983
Ningbo Xusheng Group Co. Ltd.,
Class A
9,000 11,401
Offcn Education Technology Co.
Ltd., Class A *
99,900 26,495
Qingdao Sentury Tire Co. Ltd.,
Class A
14,300 46,801
Sailun Group Co. Ltd., Class A
58,500 106,292
Shandong Linglong Tyre Co.
Ltd., Class A
17,591 41,690
Shanghai Jinjiang International
Hotels Co. Ltd., Class A
10,400 35,401
Shanghai Yuyuan Tourist Mart
Group Co. Ltd., Class A
43,100 31,434
Shenzhen Kedali Industry Co.
Ltd., Class A
4,300 44,773
Shenzhen MTC Co. Ltd., Class A
53,400 35,104
Sichuan Changhong Electric Co.
Ltd., Class A *
85,900 61,074
Songcheng Performance
Development Co. Ltd., Class A
36,100 39,569
Suofeiya Home Collection Co.
Ltd., Class A
13,518 26,258
Tianneng Battery Group Co.
Ltd., Class A
3,703 12,882
Wangfujing Group Co. Ltd.,
Class A
18,330 32,710
Wanxiang Qianchao Co. Ltd.,
Class A
34,400 21,741
Wuchan Zhongda Group Co.
Ltd., Class A
69,400 41,804
Zhejiang Semir Garment Co.
Ltd., Class A
20,800 13,292

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Zhejiang Shuanghuan Driveline
Co. Ltd., Class A
16,100 47,627
(Cost $1,837,237)
1,587,890
Consumer Staples — 4.2%
Angel Yeast Co. Ltd., Class A
14,200 62,619
Anhui Kouzi Distillery Co. Ltd.,
Class A
8,100 41,649
Anjoy Foods Group Co. Ltd.,
Class A
4,600 49,512
Beijing Dabeinong Technology
Group Co. Ltd., Class A
77,162 43,431
Beijing Yanjing Brewery Co. Ltd.,
Class A
32,000 43,743
By-health Co. Ltd., Class A
23,700 37,747
Chacha Food Co. Ltd., Class A
7,100 25,040
Chongqing Fuling Zhacai Group
Co. Ltd., Class A
18,869 31,542
COFCO Sugar Holding Co. Ltd.,
Class A
25,300 29,444
DaShenLin Pharmaceutical
Group Co. Ltd., Class A
10,612 20,225
Fujian Sunner Development Co.
Ltd., Class A
17,400 29,872
Hebei Yangyuan Zhihui Beverage
Co. Ltd., Class A
11,900 31,140
Heilongjiang Agriculture Co.
Ltd., Class A
16,800 30,549
Innovation New Material
Technology Co. Ltd., Class A
29,700 16,843
Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A
14,400 35,692
Juewei Food Co. Ltd., Class A
9,100 16,483
Laobaixing Pharmacy Chain JSC,
Class A
10,426 19,856
Shanghai Bailian Group Co. Ltd.,
Class A
18,400 19,364
Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A *
12,000 28,389
Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
1,100 5,338
Shanghai Jahwa United Co. Ltd.,
Class A
7,864 16,563
Sichuan Teway Food Group Co.
Ltd., Class A
8,259 11,849
Yifeng Pharmacy Chain Co. Ltd.,
Class A
14,076 40,051
Yonghui Superstores Co. Ltd.,
Class A *
103,600 34,199
Yuan Longping High-tech
Agriculture Co. Ltd., Class A
24,854 33,132
(Cost $1,190,067)
754,272
Energy — 2.3%
China Petroleum Engineering
Corp., Class A
42,100 19,005
Number
of Shares Value $
China Suntien Green Energy
Corp. Ltd., Class A
6,600 6,489
CNOOC Energy Technology &
Services Ltd., Class A
48,800 29,602
COFCO Capital Holdings Co.
Ltd., Class A
19,700 21,594
Guangzhou Development Group,
Inc., Class A
23,400 19,410
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A
25,400 61,988
Jiangsu Xukuang Energy Co.
Ltd., Class A
29,400 20,529
Jizhong Energy Resources Co.
Ltd., Class A
26,000 20,283
Offshore Oil Engineering Co.
Ltd., Class A
52,300 40,504
Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
32,600 42,723
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A
41,605 42,317
Sinopec Oilfield Service Corp.,
Class A *
99,900 25,931
Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
14,329 59,388
(Cost $362,215)
409,763
Financials — 9.1%
Bank of Changsha Co. Ltd.,
Class A
50,400 51,262
Bank of Guiyang Co. Ltd., Class
A
68,300 48,560
Bank of Lanzhou Co. Ltd., Class
A
68,300 21,582
Bank of Suzhou Co. Ltd., Class A
66,210 65,474
Bank of Xi'an Co. Ltd., Class A
34,200 15,246
Bank of Zhengzhou Co. Ltd.,
Class A *
99,996 24,545
Beijing Compass Technology
Development Co. Ltd., Class
A *
5,800 29,226
BOC International China Co.
Ltd., Class A
39,500 49,704
Caida Securities Co. Ltd., Class
A
31,800 25,705
Caitong Securities Co. Ltd.,
Class A
75,625 69,557
Changjiang Securities Co. Ltd.,
Class A
78,798 55,024
China Great Wall Securities Co.
Ltd., Class A
37,200 35,423
Chinalin Securities Co. Ltd.,
Class A
6,800 9,084
Chongqing Rural Commercial
Bank Co. Ltd., Class A
140,700 99,043
Dongxing Securities Co. Ltd.,
Class A
45,900 52,966
First Capital Securities Co. Ltd.,
Class A
80,300 59,471

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Guangzhou Yuexiu Capital
Holdings Group Co. Ltd.,
Class A
33,555 23,667
Guolian Securities Co. Ltd.,
Class A
28,300 38,565
Guosheng Financial Holding,
Inc., Class A *
18,387 24,278
Guoyuan Securities Co. Ltd.,
Class A
60,000 53,747
Huaan Securities Co. Ltd., Class
A
65,915 41,936
Huaxi Securities Co. Ltd., Class
A
36,400 33,377
Jiangsu Changshu Rural
Commercial Bank Co. Ltd.,
Class A
70,600 64,338
Jiangsu Financial Leasing Co.
Ltd., Class A
40,420 26,115
J-Yuan Trust Co. Ltd., Class A *
89,900 31,832
Minmetals Capital Co. Ltd.,
Class A
50,300 29,163
Nanjing Securities Co. Ltd.,
Class A
51,600 55,031
Polaris Bay Group Co. Ltd., Class
A *
52,700 44,754
Qilu Bank Co. Ltd., Class A
49,600 31,557
Qingdao Rural Commercial Bank
Corp., Class A
101,800 35,902
Sealand Securities Co. Ltd.,
Class A
91,970 38,274
Shaanxi International Trust Co.
Ltd., Class A
72,290 28,554
Shanxi Securities Co. Ltd., Class
A
50,840 35,286
Sinolink Securities Co. Ltd.,
Class A
61,200 63,456
SooChow Securities Co. Ltd.,
Class A
93,020 81,751
Southwest Securities Co. Ltd.,
Class A
97,200 51,420
SPIC Industry-Finance Holdings
Co. Ltd., Class A
36,300 17,769
Western Securities Co. Ltd.,
Class A
62,700 57,404
Yongan Futures Co. Ltd., Class A
6,800 11,003
(Cost $2,117,303)
1,631,051
Health Care — 10.4%
Andon Health Co. Ltd., Class A
8,900 52,945
Anhui Anke Biotechnology
Group Co. Ltd., Class A
27,708 31,622
Apeloa Pharmaceutical Co. Ltd.,
Class A
13,000 27,251
APT Medical, Inc., Class A
1,595 77,669
Autobio Diagnostics Co. Ltd.,
Class A
5,400 31,110
Betta Pharmaceuticals Co. Ltd.,
Class A
5,900 29,547
BGI Genomics Co. Ltd., Class A
5,700 29,076
Number
of Shares Value $
Changchun BCHT Biotechnology
Co. Ltd., Class A
3,047 10,467
China Meheco Co. Ltd., Class A
17,221 24,633
China National Medicines Corp.
Ltd., Class A
8,833 36,684
China Resources Double Crane
Pharmaceutical Co. Ltd.,
Class A
9,249 26,877
Chongqing Taiji Industry Group
Co. Ltd., Class A
9,100 29,050
CSPC Innovation Pharmaceutical
Co. Ltd., Class A
9,600 32,827
Dong-E-E-Jiao Co. Ltd., Class A
10,500 73,869
Gan & Lee Pharmaceuticals Co.
Ltd., Class A
6,900 39,782
Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A
6,600 25,613
Haisco Pharmaceutical Group
Co. Ltd., Class A
8,000 35,210
Huaxia Eye Hospital Group Co.
Ltd., Class A
5,700 13,798
Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A
8,700 36,193
Humanwell Healthcare Group
Co. Ltd., Class A
26,500 74,953
Intco Medical Technology Co.
Ltd., Class A
10,120 38,689
iRay Technology Co. Ltd., Class
A
1,619 20,998
Jafron Biomedical Co. Ltd.,
Class A
10,600 37,503
Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A
14,300 51,381
Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A
13,985 65,262
Jilin Aodong Pharmaceutical
Group Co. Ltd., Class A
20,800 37,265
Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
25,156 35,523
Joinn Laboratories China Co.
Ltd., Class A
9,076 18,040
Jointown Pharmaceutical Group
Co. Ltd., Class A
58,548 38,488
Lepu Medical Technology Beijing
Co. Ltd., Class A
30,300 42,872
Livzon Pharmaceutical Group,
Inc., Class A
8,462 42,927
Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
72,400 35,440
MGI Tech Co. Ltd., Class A *
4,824 27,255
Micro-Tech Nanjing Co. Ltd.,
Class A
2,221 19,046
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd.,
Class A
11,374 18,147
Ovctek China, Inc., Class A
11,837 24,029

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Remegen Co. Ltd., Class A *
4,137 14,957
Shandong Buchang
Pharmaceuticals Co. Ltd.,
Class A
12,800 26,959
Shandong Pharmaceutical Glass
Co. Ltd., Class A
15,538 53,702
Shanghai Junshi Biosciences Co.
Ltd., Class A *
12,292 45,986
Shenzhen Kangtai Biological
Products Co. Ltd., Class A
15,600 31,734
Shenzhen Salubris
Pharmaceuticals Co. Ltd.,
Class A
13,000 55,292
Sinocelltech Group Ltd., Class
A *
3,258 15,548
Tasly Pharmaceutical Group Co.
Ltd., Class A
21,200 42,557
Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class
A
6,762 27,463
Tonghua Dongbao
Pharmaceutical Co. Ltd.,
Class A
33,200 37,234
Topchoice Medical Corp., Class
A
7,203 44,120
Winner Medical Co. Ltd., Class A
5,340 19,262
Winning Health Technology
Group Co. Ltd., Class A
39,800 30,599
Yifan Pharmaceutical Co. Ltd.,
Class A *
17,400 26,755
Zhejiang Huahai Pharmaceutical
Co. Ltd., Class A
20,420 48,481
Zhejiang Jiuzhou Pharmaceutical
Co. Ltd., Class A
10,817 19,395
Zhejiang Wolwo Bio-
Pharmaceutical Co. Ltd.,
Class A
7,400 18,279
(Cost $2,561,216)
1,850,364
Industrials — 18.2%
AECC Aero-Engine Control Co.
Ltd., Class A
25,700 69,391
AVIC Chengdu UAS Co. Ltd.,
Class A
6,498 28,206
AVICOPTER PLC, Class A
10,600 57,869
Beijing Easpring Material
Technology Co. Ltd., Class A
9,700 41,681
Beijing Originwater Technology
Co. Ltd., Class A
51,800 25,502
Centre Testing International
Group Co. Ltd., Class A
39,600 58,545
China Baoan Group Co. Ltd.,
Class A
50,880 54,550
China First Heavy Industries Co.
Ltd., Class A *
78,500 25,470
China International Marine
Containers Group Co. Ltd.,
Class A
43,980 46,593
Number
of Shares Value $
China Merchants Port Group Co.
Ltd., Class A
5,900 16,638
China Railway Construction
Heavy Industry Corp. Ltd.,
Class A
41,528 20,739
China Railway Hi-tech Industry
Co. Ltd., Class A
28,100 27,153
China Southern Power Grid
Energy Efficiency&Clean
Energy Co. Ltd., Class A
27,400 15,615
China Southern Power Grid
Technology Co. Ltd., Class A
4,089 15,142
China XD Electric Co. Ltd., Class
A
47,700 46,497
CITIC Heavy Industries Co. Ltd.,
Class A
50,300 25,048
COSCO SHIPPING Development
Co. Ltd., Class A
87,400 29,097
Dajin Heavy Industry Co. Ltd.,
Class A
7,900 22,701
Deppon Logistics Co. Ltd., Class
A
7,500 13,913
Dongguan Yiheda Automation
Co. Ltd., Class A
4,720 11,785
Eastern Air Logistics Co. Ltd.,
Class A *
14,400 32,360
Fangda Carbon New Material
Co. Ltd., Class A
68,700 40,026
Farasis Energy Gan Zhou Co.
Ltd., Class A *
17,586 23,171
Ginlong Technologies Co. Ltd.,
Class A
5,500 46,242
Goldwind Science & Technology
Co. Ltd., Class A
64,500 75,157
GoodWe Technologies Co. Ltd.,
Class A
3,927 26,563
Guangdong Kinlong Hardware
Products Co. Ltd., Class A
3,200 10,003
Guangzhou Baiyun International
Airport Co. Ltd., Class A
28,100 36,192
Guangzhou Great Power Energy
& Technology Co. Ltd., Class A
7,900 30,279
Guangzhou Port Co. Ltd., Class
A
38,300 16,804
Hangcha Group Co. Ltd., Class A
12,500 31,017
Han's Laser Technology Industry
Group Co. Ltd., Class A
20,800 56,455
Hefei Meiya Optoelectronic
Technology, Inc., Class A
9,400 17,159
Hongfa Technology Co. Ltd.,
Class A
19,512 72,776
Hoymiles Power Electronics,
Inc., Class A
1,026 19,156
Hunan Yuneng New Energy
Battery Material Co. Ltd.,
Class A
10,400 38,688
Infore Environment Technology
Group Co. Ltd., Class A
38,400 21,885

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Jiangsu Expressway Co. Ltd.,
Class A
10,700 20,709
JL Mag Rare-Earth Co. Ltd.,
Class A
16,640 25,211
Juneyao Airlines Co. Ltd., Class
A
20,840 30,839
Keda Industrial Group Co. Ltd.,
Class A
29,800 29,469
Kuang-Chi Technologies Co.
Ltd., Class A *
36,300 89,358
Leader Harmonious Drive
Systems Co. Ltd., Class A
2,400 21,953
Liaoning Cheng Da Co. Ltd.,
Class A
23,858 25,209
Liaoning Port Co. Ltd., Class A
180,320 31,543
Ming Yang Smart Energy Group
Ltd., Class A
41,600 53,579
Minmetals New Energy
Materials(Hunan) Co. Ltd.,
Class A *
23,462 15,093
Ningbo Orient Wires & Cables
Co. Ltd., Class A
9,800 66,593
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A
6,801 20,042
Ningbo Sanxing Medical Electric
Co. Ltd., Class A
16,100 74,677
North Industries Group Red
Arrow Co. Ltd., Class A
18,247 29,988
Pylon Technologies Co. Ltd.,
Class A
3,463 20,224
Qingdao Port International Co.
Ltd., Class A
18,500 23,697
Qingdao TGOOD Electric Co.
Ltd., Class A
18,081 45,835
Riyue Heavy Industry Co. Ltd.,
Class A
13,500 19,825
Sany Renewable Energy Co.
Ltd., Class A
5,917 19,707
Shandong Himile Mechanical
Science & Technology Co.
Ltd., Class A
9,800 54,414
Shandong Hi-speed Co. Ltd.,
Class A
14,100 18,061
Shanghai Construction Group
Co. Ltd., Class A
127,500 35,613
Shanghai Moons' Electric Co.
Ltd., Class A
3,900 19,707
Shanghai Tunnel Engineering
Co. Ltd., Class A
53,800 43,791
Shanxi Coal International Energy
Group Co. Ltd., Class A
23,200 37,833
Shenzhen Kstar Science And
Technology Co. Ltd., Class A
5,800 13,345
Shenzhen SED Industry Co. Ltd.,
Class A
10,800 19,273
Shuangliang Eco-Energy
Systems Co. Ltd., Class A
28,400 15,665
Siasun Robot & Automation Co.
Ltd., Class A *
31,300 41,682
Number
of Shares Value $
Sieyuan Electric Co. Ltd., Class A
13,980 129,215
Sinochem International Corp.,
Class A *
42,200 22,145
Sinoma International
Engineering Co., Class A
25,650 33,977
Sinomach Heavy Equipment
Group Co. Ltd., Class A *
79,100 28,677
Sinotrans Ltd., Class A
36,900 24,101
State Grid Yingda Co. Ltd.,
Class A
43,500 26,203
Sunwoda Electronic Co. Ltd.,
Class A
35,100 83,136
TangShan Port Group Co. Ltd.,
Class A
73,674 51,446
Tian Di Science & Technology
Co. Ltd., Class A
45,200 35,707
Titan Wind Energy Suzhou Co.
Ltd., Class A
20,700 20,937
Wolong Electric Group Co. Ltd.,
Class A
19,539 30,265
Xiamen C & D, Inc., Class A
34,600 35,582
Xiamen ITG Group Corp. Ltd.,
Class A
30,348 25,088
Xiangtan Electric Manufacturing
Co. Ltd., Class A *
22,100 30,459
XTC New Energy Materials
Xiamen Co. Ltd., Class A
4,163 16,273
Xuji Electric Co. Ltd., Class A
16,700 67,377
Yunda Holding Co. Ltd., Class A
33,300 32,977
Yuneng Technology Co. Ltd.,
Class A
1,407 9,188
Yutong Bus Co. Ltd., Class A
30,600 92,075
Zhefu Holding Group Co. Ltd.,
Class A
62,400 25,000
Zhejiang Dingli Machinery Co.
Ltd., Class A
6,100 41,675
Zhejiang HangKe Technology,
Inc. Co., Class A
6,077 13,494
Zhejiang Weiming Environment
Protection Co. Ltd., Class A
10,588 27,304
Zhejiang Weixing New Building
Materials Co. Ltd., Class A
14,780 24,769
Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A
25,900 42,968
Zhuhai CosMX Battery Co. Ltd.,
Class A
15,855 33,930
Zhuzhou Kibing Group Co. Ltd.,
Class A
36,000 27,170
(Cost $3,863,748)
3,240,141
Information Technology
— 19.1%
3peak, Inc., Class A *
1,596 17,955
Accelink Technologies Co. Ltd.,
Class A
11,222 46,115
Aisino Corp., Class A
26,800 29,640

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Amlogic Shanghai Co. Ltd.,
Class A
7,730 59,267
Anker Innovations Technology
Co. Ltd., Class A
4,960 44,137
ASR Microelectronics Co. Ltd.,
Class A *
5,027 22,956
Beijing E-Hualu Information
Technology Co. Ltd., Class A *
9,540 20,079
Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
1,859 22,847
Beijing Shiji Information
Technology Co. Ltd., Class A
19,909 14,997
Beijing Sinnet Technology Co.
Ltd., Class A
33,100 37,448
Beijing Ultrapower Software Co.
Ltd., Class A
45,000 56,561
Beijing Yandong Microelectronic
Co. Ltd., Class A
6,028 11,412
Biwin Storage Technology Co.
Ltd., Class A *
5,999 38,251
CETC Cyberspace Security
Technology Co. Ltd., Class A
13,704 24,126
China Greatwall Technology
Group Co. Ltd., Class A *
45,700 51,768
China National Software &
Service Co. Ltd., Class A *
14,138 61,448
China TransInfo Technology Co.
Ltd., Class A
22,600 25,251
CICT Mobile Communication
Technology Co. Ltd., Class A *
17,481 12,700
DHC Software Co. Ltd., Class A
54,500 34,981
Eoptolink Technology, Inc. Ltd.,
Class A
16,200 214,339
Everdisplay Optronics Shanghai
Co. Ltd., Class A *
108,253 32,222
Fiberhome Telecommunication
Technologies Co. Ltd., Class A
17,500 35,673
GCL System Integration
Technology Co. Ltd., Class A *
106,100 27,690
GRG Banking Equipment Co.
Ltd., Class A
31,800 42,258
Guangdong Fenghua Advanced
Technology Holding Co. Ltd.,
Class A
23,900 47,168
Guangzhou Haige
Communications Group, Inc.
Co., Class A
42,500 54,259
Guobo Electronics Co. Ltd.,
Class A
1,441 7,967
Hainan Drinda New Energy
Technology Co. Ltd., Class A
3,200 17,524
Hangzhou Chang Chuan
Technology Co. Ltd., Class A
8,800 37,925
Hangzhou EZVIZ Network Co.
Ltd., Class A
3,755 13,878
Hangzhou Lion Microelectronics
Co. Ltd., Class A
13,300 36,924
Hebei Sinopack Electronic
Technology Co. Ltd., Class A
3,280 18,037
Number
of Shares Value $
Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
18,600 31,670
Hoyuan Green Energy Co. Ltd.,
Class A
7,000 13,864
Huagong Tech Co. Ltd., Class A
23,559 99,338
Hwatsing Technology Co. Ltd.,
Class A
3,358 64,069
IRICO Display Devices Co. Ltd.,
Class A *
34,800 32,204
Isoftstone Information
Technology Group Co. Ltd.,
Class A
13,300 63,848
Jiangsu Pacific Quartz Co. Ltd.,
Class A
6,500 22,465
Leyard Optoelectronic Co. Ltd.,
Class A
53,800 32,559
Longshine Technology Group
Co. Ltd., Class A
14,900 17,698
Newland Digital Technology Co.
Ltd., Class A
19,840 36,048
Qi An Xin Technology Group,
Inc., Class A *
6,474 20,640
Raytron Technology Co. Ltd.,
Class A
8,539 30,512
Risen Energy Co. Ltd., Class A
21,500 29,480
Rockchip Electronics Co. Ltd.,
Class A
4,100 30,966
Ruijie Networks Co. Ltd., Class A
1,900 8,505
Shanghai Anlogic Infotech Co.
Ltd., Class A *
3,017 8,457
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
1,838 41,924
Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A
7,656 29,906
Shanghai Stonehill Technology
Co. Ltd., Class A
134,248 43,179
Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A
40,100 52,552
Shenzhen Goodix Technology
Co. Ltd., Class A
6,600 59,085
Shenzhen Kaifa Technology Co.
Ltd., Class A
22,200 42,998
Shenzhen Kinwong Electronic
Co. Ltd., Class A
8,820 30,210
Shenzhen SC New Energy
Technology Corp., Class A
6,600 43,024
Shenzhen Sunlord Electronics
Co. Ltd., Class A
19,400 68,938
Shenzhen Sunway
Communication Co. Ltd.,
Class A
23,000 60,155
SICC Co. Ltd., Class A *
4,131 28,433
Sinosoft Co. Ltd., Class A
14,188 32,204
Smartsens Technology Shanghai
Co. Ltd., Class A
5,527 37,978
StarPower Semiconductor Ltd.,
Class A
2,800 30,316

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
State Grid Information &
Communication Co. Ltd.,
Class A
14,000 32,548
SUPCON Technology Co. Ltd.,
Class A
14,519 80,760
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
32,200 108,064
Suzhou Novosense
Microelectronics Co. Ltd.,
Class A *
2,337 30,986
Suzhou TFC Optical
Communication Co. Ltd.,
Class A
7,560 81,895
Taiji Computer Corp. Ltd., Class
A
9,919 20,793
Tianjin 712 Communication &
Broadcasting Co. Ltd., Class A
11,100 25,539
Tianma Microelectronics Co.
Ltd., Class A *
31,400 30,963
Tianshui Huatian Technology Co.
Ltd., Class A
61,500 69,145
TongFu Microelectronics Co.
Ltd., Class A
25,000 70,181
Universal Scientific Industrial
Shanghai Co. Ltd., Class A
16,600 37,140
Vanchip Tianjin Technology Co.
Ltd., Class A
1,514 6,834
Venustech Group, Inc., Class A
16,300 30,375
Verisilicon Microelectronics
Shanghai Co. Ltd., Class A *
8,155 32,442
Wangsu Science & Technology
Co. Ltd., Class A
58,000 58,829
Wuhan DR Laser Technology
Corp. Ltd., Class A
3,440 20,653
Wuhan Guide Infrared Co. Ltd.,
Class A
38,400 32,502
Wuhan Jingce Electronic Group
Co. Ltd., Class A
4,500 35,206
Wuhu Token Science Co. Ltd.,
Class A
60,500 46,685
Wuxi Autowell Technology Co.
Ltd., Class A
3,882 19,764
Xiamen Faratronic Co. Ltd.,
Class A
3,200 38,610
Yangling Metron New Material,
Inc., Class A
4,900 12,442
Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
7,800 39,997
Zhejiang Crystal-Optech Co.
Ltd., Class A
32,462 81,742
(Cost $4,420,140)
3,405,123
Materials — 19.0%
Angang Steel Co. Ltd., Class A *
59,400 17,010
Asia - Potash International
Investment Guangzhou Co.
Ltd., Class A *
13,500 33,080
Number
of Shares Value $
Baiyin Nonferrous Group Co.
Ltd., Class A
71,000 26,342
BBMG Corp., Class A
98,100 18,544
Beijing Shougang Co. Ltd.,
Class A
35,200 13,606
Bluestar Adisseo Co., Class A
10,400 14,994
Canmax Technologies Co. Ltd.,
Class A
13,640 31,999
Cathay Biotech, Inc., Class A
6,647 33,841
Chengxin Lithium Group Co.
Ltd., Class A
15,300 25,857
Chifeng Jilong Gold Mining Co.
Ltd., Class A
39,000 95,674
China Hainan Rubber Industry
Group Co. Ltd., Class A
42,900 28,928
China Rare Earth Resources And
Technology Co. Ltd., Class A
14,500 45,410
Dazhong Mining Co. Ltd., Class
A *
11,200 12,323
Do-Fluoride New Materials Co.
Ltd., Class A
27,640 38,913
Fujian Kuncai Material
Technology Co. Ltd., Class A
4,740 21,531
Fushun Special Steel Co. Ltd.,
Class A
36,900 27,068
GEM Co. Ltd., Class A
120,000 101,062
Guangdong HEC Technology
Holding Co. Ltd., Class A
31,605 29,961
Guangdong Hongda Holdings
Group Co. Ltd., Class A
10,700 29,751
Hangjin Technology Co. Ltd.,
Class A
12,700 28,199
Hangzhou Iron & Steel Co.,
Class A
32,010 15,850
Hangzhou Oxygen Plant Group
Co. Ltd., Class A
11,500 29,412
Haohua Chemical Science &
Technology Co. Ltd., Class A
6,500 24,675
Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A
34,700 73,671
Hengyi Petrochemical Co. Ltd.,
Class A
51,300 44,000
Hesteel Co. Ltd., Class A
94,300 24,477
Huafon Chemical Co. Ltd., Class
A
47,000 49,130
Huaibei Mining Holdings Co.
Ltd., Class A
24,400 49,773
Huaxin Cement Co. Ltd., Class A
16,172 24,411
Hubei Dinglong Co. Ltd., Class
A *
17,300 47,834
Hubei Feilihua Quartz Glass Co.
Ltd., Class A
12,300 54,657
Hubei Xingfa Chemicals Group
Co. Ltd., Class A
18,120 48,133
Hunan Gold Corp. Ltd., Class A
19,500 42,885
Hunan Valin Steel Co. Ltd.,
Class A
96,420 54,135

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
78,300 42,526
Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
60,800 49,146
JCHX Mining Management Co.
Ltd., Class A
8,500 48,971
Jiangsu Yangnong Chemical Co.
Ltd., Class A
5,790 41,329
Jiangsu Yoke Technology Co.
Ltd., Class A
6,796 53,467
Jinduicheng Molybdenum Co.
Ltd., Class A
22,900 31,884
Kingfa Sci & Tech Co. Ltd., Class
A
43,300 44,774
Levima Advanced Materials
Corp., Class A
9,500 17,315
Luxi Chemical Group Co. Ltd.,
Class A
27,300 41,439
Maanshan Iron & Steel Co. Ltd.,
Class A *
61,400 16,284
MeiHua Holdings Group Co. Ltd.,
Class A
43,400 58,836
Nanjing Iron & Steel Co. Ltd.,
Class A
56,200 33,535
Ningbo Shanshan Co. Ltd.,
Class A
26,400 26,331
Pangang Group Vanadium
Titanium & Resources Co.
Ltd., Class A *
103,500 34,020
Red Avenue New Materials
Group Co. Ltd., Class A
5,700 21,959
Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A
36,890 19,775
Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
1,183 13,055
Shandong Iron and Steel Co.
Ltd., Class A *
126,530 22,312
Shandong Sinocera Functional
Material Co. Ltd., Class A
18,900 41,593
Shandong Sun Paper Industry
JSC Ltd., Class A
36,400 64,802
Shanxi Meijin Energy Co. Ltd.,
Class A *
59,500 33,742
Shanxi Taigang Stainless Steel
Co. Ltd., Class A *
48,500 22,510
Shenghe Resources Holding Co.
Ltd., Class A
33,390 37,211
Shenzhen Capchem Technology
Co. Ltd., Class A
12,280 56,317
Shenzhen Senior Technology
Material Co. Ltd., Class A
29,900 31,424
Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
9,140 29,784
Shenzhen Zhongjin Lingnan
Nonfemet Co. Ltd., Class A
62,500 37,031
Sichuan Hebang Biotechnology
Co. Ltd., Class A *
139,380 33,032
Number
of Shares Value $
Sichuan Yahua Industrial Group
Co. Ltd., Class A
26,900 32,863
Sinoma Science & Technology
Co. Ltd., Class A
14,800 20,815
Sinomine Resource Group Co.
Ltd., Class A
16,620 66,468
Skshu Paint Co. Ltd., Class A
4,980 20,830
Sunresin New Materials Co. Ltd.,
Class A
5,950 33,726
Tangshan Jidong Cement Co.
Ltd., Class A *
25,481 15,636
Tianshan Aluminum Group Co.
Ltd., Class A
63,900 61,387
Tongkun Group Co. Ltd., Class A
39,300 65,918
Tongling Nonferrous Metals
Group Co. Ltd., Class A
173,000 75,899
Weihai Guangwei Composites
Co. Ltd., Class A
13,800 54,314
Western Mining Co. Ltd., Class A
38,100 84,114
Western Superconducting
Technologies Co. Ltd., Class A
10,669 54,167
Xiamen Tungsten Co. Ltd., Class
A
20,020 48,012
Xinfengming Group Co. Ltd.,
Class A
14,016 21,453
Xinxing Ductile Iron Pipes Co.
Ltd., Class A
56,650 26,852
YongXing Special Materials
Technology Co. Ltd., Class A
8,700 39,875
Yunnan Chihong Zinc &
Germanium Co. Ltd., Class A
84,000 59,722
Yunnan Copper Co. Ltd., Class A
33,300 52,801
Yunnan Tin Co. Ltd., Class A
23,130 45,518
Yunnan Yuntianhua Co. Ltd.,
Class A
29,800 86,767
Zhejiang Hailiang Co. Ltd., Class
A
28,100 32,545
Zhejiang Longsheng Group Co.
Ltd., Class A
60,300 77,494
Zhejiang Sanmei Chemical
Industry Co. Ltd., Class A
5,460 21,851
Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A
2,037 5,043
Zibo Qixiang Tengda Chemical
Co. Ltd., Class A
34,021 25,388
(Cost $4,465,379)
3,390,998
Real Estate — 1.8%
China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A
11,300 13,581
Grandjoy Holdings Group Co.
Ltd., Class A *
33,200 11,193
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A
26,900 31,952
Quzhou Xin'an Development Co.
Ltd., Class A *
93,800 22,230
Red Star Macalline Group Corp.
Ltd., Class A *
25,100 7,932

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
Number
of Shares Value $
Seazen Holdings Co. Ltd., Class
A *
20,600 29,816
Shanghai Lingang Holdings
Corp. Ltd., Class A
21,500 26,963
Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A
16,900 18,858
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
18,100 44,454
Xiangcai Co. Ltd., Class A
20,900 17,808
Youngor Fashion Co. Ltd., Class
A
62,900 64,153
Zhongtian Financial Group Co.
Ltd., Class A * (a)
139,200 0
Zhuhai Huafa Properties Co.
Ltd., Class A
37,940 29,544
(Cost $460,964)
318,484
Utilities — 3.6%
Beijing Capital Eco-Environment
Protection Group Co. Ltd.,
Class A
101,390 39,762
Beijing Jingneng Power Co. Ltd.,
Class A
45,900 21,756
CECEP Solar Energy Co. Ltd.,
Class A
62,700 37,238
CECEP Wind-Power Corp., Class
A
89,830 35,482
Chengdu Xingrong Environment
Co. Ltd., Class A
34,400 32,514
China Southern Power Grid
Energy Storage Co. Ltd.,
Class A
22,500 30,852
Chongqing Water Group Co.
Ltd., Class A
15,800 10,565
Datang International Power
Generation Co. Ltd., Class A
88,000 33,766
Number
of Shares Value $
Fujian Funeng Co. Ltd., Class A
17,500 24,489
Guangdong Electric Power
Development Co. Ltd., Class A
21,400 12,951
Hubei Energy Group Co. Ltd.,
Class A
46,300 30,763
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp. Ltd., Class A
77,700 46,804
Jiangsu Guoxin Corp. Ltd., Class
A
19,000 18,842
Shaanxi Energy Investment Co.
Ltd., Class A
17,500 23,378
Shanghai Electric Power Co.
Ltd., Class A
32,900 39,728
Shenergy Co. Ltd., Class A
44,249 49,001
Shenzhen Energy Group Co.
Ltd., Class A
32,560 27,100
Shenzhen Gas Corp. Ltd., Class
A
15,100 13,889
Sichuan New Energy Power Co.
Ltd., Class A *
17,900 23,989
Wintime Energy Group Co. Ltd.,
Class A *
516,600 80,892
Zhejiang Provincial New Energy
Investment Group Co. Ltd.,
Class A
16,700 16,468
(Cost $745,391)
650,229
TOTAL COMMON STOCKS
(Cost $22,752,596)
17,831,418
TOTAL INVESTMENTS — 99.9%
(Cost $22,752,596)
17,831,418
Other assets and liabilities,
net — 0.1%
25,397
NET ASSETS — 100.0%
17,856,815
 *  (a)
*
Non-income producing security.
(a)
Investment was valued using significant unobservable inputs.
JSC: Joint Stock Company

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
ASHS-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 17,831,418 $ — $ 0 $ 17,831,418
TOTAL
$ 17,831,418 $ — $ 0 $ 17,831,418
(a)
See Schedule of Investments for additional detailed categorizations.